Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies [Abstract]
Purchase obligations
	2017	2018	2019	Total
Drilling unit building contracts	$592,890	495,800	464,000	$1,552,690
Total obligations	$592,890	495,800	464,000	$1,552,690